Financial risk management and derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [abstract]
Financial risk management and derivative financial instruments	23. Financial risk management and derivative financial instruments
Overview
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market funds, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, trade loans and deposits, equity investments and derivatives.
Foreign exchange risk
Movements in foreign exchange rates can affect the Group’s reported profit or loss and net liabilities. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. After the effect of currency swaps, the Group holds its bond debt in sterling, which is the primary currency of shareholder returns, and in US dollars, the predominant currency of the Group’s revenue and cash flows. US dollar borrowings or currency derivatives also act as a net investment hedge of US dollar denominated assets.
When the Group borrows in a currency that differs from the borrowing entity’s functional currency, it enters into currency swaps at the same time to minimise foreign exchange risk. Currency swaps were transacted against the €500m 2.125% 2027 bonds, in November 2018, converting the proceeds and interest into sterling. Similar currency swaps were transacted for the €600m
4.375% 2029 bonds in November 2023, €750m 3.625% 2031 bonds in September 2024 and €850m 3.375% 2030 bonds in
September 2025, converting the proceeds and interest into US dollars (see page 221).
Interest rate risk
The Group’s policy requires a minimum of 50% fixed rate debt. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2025 (2024: 100%).
23. Financial risk management and derivative financial instruments continued
Derivative financial instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

	2025	2024
Derivatives	$m	$m
Currency swaps	76	(78)
Currency forwards	32	4
	108	(74)

Analysed as:
Non-current assets	120	4
Non-current liabilities	(12)	(78)
	108	(74)
The carrying amount of currency swaps and forwards comprises a $145m gain (2024: $102m loss) relating to exchange movements on the underlying principal, included within net debt (see note 22), and a $37m loss (2024: $28m gain) relating to other fair value movements.
Details of the credit risk on derivative financial instruments are included on page 223.
Currency swaps and forwards have been transacted as follows:

Date of designation	Hedge type	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedged item
November 2018	Cash flow	£436m	3.493%	€500m	2.125%	May 2027	Foreign exchange	€500m 2.125% bonds 2027
November 2023	Cash flow	$657m	5.975%	€600m	4.375%	November 2029	Foreign exchange	€600m 4.375% bonds 2029
September 2024	Cash flow	$834m	4.903%	€750m	3.625%	September 2031	Foreign exchange	€750m 3.625% bonds 2031
September 2025	Cash flow	$990m	4.874%	€850m	3.375%	September 2030	Foreign exchange	€850m 3.375% bonds 2030
October 2023	Net investment	$425m	n/a	£344m	n/a	October 2028	Spot foreign exchange	Net assets of specified subsidiaries with US dollar functional currency
Cash flow hedges
There is an economic relationship between the hedged item and the hedging instrument as the critical terms are aligned, such that the hedge ratio is 1:1.
The change in the fair value of hedging instruments used to measure hedge ineffectiveness in the period mirrors that of the hypothetical derivative (hedged item) and was a $151m gain (2024: $90m loss).
Hedge ineffectiveness arises where the cumulative change in the fair value of the swaps exceeds the change in fair value of the future cash flows of the bonds, and may be due to any opening fair value of the hedging instrument, or a change in the credit risk of the Group or counterparty. The cumulative ineffectiveness is immaterial in all years presented.
Amounts recognised in the cash flow hedge reserves are analysed in note 28.
Net investment hedges
The Group currently designates the following as net investment hedges of its foreign operations, being the net assets of certain
Group subsidiaries with a US dollar functional currency:
–Borrowings under the RCF;
–Long-dated currency forward contracts; and
–Certain short-dated foreign exchange swaps.
There is an economic relationship between the hedged item and the hedging instrument as the net investment creates a foreign exchange risk that will match the foreign exchange risk on the US dollar borrowings or foreign exchange swaps or forwards. The hedge ratio is 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component. Hedge effectiveness is assessed by comparing changes in the carrying amount of the hedging instrument that is attributable to a change in the spot rate with changes in the investment in the foreign operation due to movements in the spot rate.
The change in value of hedging instruments recognised in the currency translation reserve through other comprehensive income was a gain of $35m (2024: $7m loss). The cumulative ineffectiveness is immaterial in all years presented.
23. Financial risk management and derivative financial instruments continued
Interest and foreign exchange risk sensitivities
The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit or loss before tax and net liabilities, and the impact of a rise in US dollar and sterling interest rates on the Group’s profit before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2025	2024	2023
		$m	$m	$m
(Decrease)/increase in profit before tax
Sterling: US dollar exchange rate	$0.05 fall	(8)	(38)	(14)
Euro: US dollar exchange rate	$0.05 fall	(4)	(7)	(3)
US dollar interest rates	1% increase	4	4	2
Sterling interest rates	1% increase	5	3	9
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	$0.05 fall	(12)	3	(12)
Euro: US dollar exchange rate	$0.05 fall	21	25	49
Sterling: euro exchange rate	€0.05 fall	34	31	64
Exchange rate sensitivity on profit before tax predominantly relates to the Group’s internal funding structure. The sensitivity is calculated using the intra-group balances at 31 December which can be subject to change over time. The sensitivity on net liabilities predominantly relates to the net impact of changes in bonds and the fair value of derivatives.
Interest rate sensitivity relates to cash and overdraft balances. 100% of bonds, and the related derivatives, are fixed.
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents are held in short-term deposits, repurchase agreements and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $4m (2024: $2m) is held in countries where repatriation is restricted (see note 17).
Medium- and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 21.
In December 2025, the Group entered into a new RCF, replacing the previous facility. The new facility does not contain financial covenant measures.
The interest margin payable on the RCF is linked to the Group’s credit rating and is currently 0.45%.
23. Financial risk management and derivative financial instruments continued
The following are the undiscounted contractual cash flows of financial liabilities, including interest payments and derivative financial instruments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2025	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	3	–	–	–	3
Bonds	608	715	2,519	913	4,755
Lease liabilities	53	51	136	3,090	3,330
Trade and other payables (excluding contingent purchase consideration)	581	1	2	6	590
Contingent purchase consideration	39	–	42	53	134
Financial guarantee contracts	26	–	–	–	26
Derivative financial instruments:
Currency swaps hedging bonds inflows	(109)	(697)	(1,963)	(913)	(3,682)
Currency swaps hedging bonds outflows	150	727	1,997	875	3,749
Forward currency contract inflows	–	–	(462)	–	(462)
Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m
Non-derivative financial liabilities:
Bank overdrafts	17	–	–	–	17
Bonds	482	531	1,859	837	3,709
Lease liabilities	52	50	139	3,125	3,366
Trade and other payables (excluding contingent purchase consideration)	589	1	1	3	594
Contingent purchase consideration	–	39	42	–	81
Financial guarantee contracts	31	–	–	–	31
Derivative financial instruments:
Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)
Currency swaps hedging bonds outflows	101	100	1,457	916	2,574
Forward currency contract inflows	–	–	(431)	–	(431)
Forward currency contract outflows	–	–	425	–	425
Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a BBB- credit rating or better or those providing adequate security. The Group uses long-term credit ratings from S&P, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is AA- or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.
23. Financial risk management and derivative financial instruments continued
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

	AAA	AA+	AA	AA-	A+	A	A-	BBB+ and below	Total
31 December 2025	$m	$m	$m	$m	$m	$m	$m	$m	$m
Short-term deposits	–	–	–	94	245	166	–	10	515
Money market funds	334	–	–	–	–	–	–	–	334
Repurchase agreements	71	–	14	15	–	–	–	–	100

	AAA	AA+	AA	AA-	A+	A	A-	BBB+ and below	Total
31 December 2024	$m	$m	$m	$m	$m	$m	$m	$m	$m
Short-term deposits	–	–	–	41	107	249	–	14	411
Money market funds	415	–	–	–	–	–	–	–	415
Repurchase agreements	26	9	2	3	–	–	–	–	40
Capital risk management
The Group’s capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, while maintaining maximum operational flexibility and ensuring the Group is able to continue as a going concern. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed.
Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2025 was 2.50 (2024: 2.34).
The Group currently has a senior unsecured long-term credit rating of BBB from S&P and a Baa2 rating from Moody’s. In the event of the S&P rating being downgraded below BBB- (a downgrade of two levels) there would be an additional step-up coupon of 1.25% payable on the bonds maturing between 2026 and 2029 and in the event of the Moody’s rating being downgraded below Baa3 (a downgrade of two levels) there would be an additional step-up coupon of 1.25% payable on the bonds maturing in 2029. The bonds maturing in 2030 and 2031 do not have a step-up coupon.